Property, Plant and Equipment - Asset Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	$ 1,034	$ 99,726	$ 7,890
Machinery and equipment
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	77	9,177	0
Computer software
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	0	44,649	2,911
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	315	4,030	0
Construction in progress
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	$ 642	$ 41,870	$ 4,979